Taxes - Additional Information (Details) - USD ($)				12 Months Ended
	Dec. 02, 2020	Jul. 17, 2017	Jan. 01, 2008	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax rate (as a percent)				25.00%	25.00%	25.00%
Deferred Tax Assets, Valuation Allowance				$ 7,622,322	$ 4,464,601
Tantech Bamboo [Member]
Income tax rate (as a percent)			15.00%	25.00%	25.00%
Tantech Bamboo [Member] | Shangchi Automobile [Member]
Income tax rate (as a percent)	15.00%	15.00%